Consolidated Statements of Financial Position (CAD)	May 31, 2012	May 31, 2011	May 31, 2010
Current
Cash and cash equivalent	2,059,482	19,371	257,650
Amounts receivable and prepaid expenses	77,537	10,376	37,397
Advances to related parties (Note 10)		128,367	126,093
Promissory note receivable – related party (Note 10)	25,224
Total current assets	2,162,243	158,114	421,140
Investments (Note 6)			837
Reclamation Bonds	8,778	5,478	5,478
Equipment (Note 7)	5,054	4,892	7,941
Mineral Property Interests (Note 9)	176,643	196,550	173,419
Deferred Exploration Expenditures (Note 9)	195,376	1,891,143	1,718,663
Total assets	2,548,094	2,256,177	2,327,478
Current
Accounts payable	24,500	77,673	49,939
Accrued liabilities	39,384	22,000	57,455
Due to related parties (Note 10)	53,891	15,989	25,488
Convertible loan (Note 11)			60,000
Total current liabilities	117,775	115,662	192,882
Share Capital (Note12)
Authorized: 100,000,000 common shares, voting, no par value Issued and outstanding: 72,678,605 and 72,103,605 common shares on May 31, 2012 and 2011, respectively (June 1, 2010 – 67,463,446)	14,045,753	14,004,922	13,456,263
5,000,000 preferred shares, non-voting, $1 par value
Share Subscriptions Received			10,000
Reserves	701,825	688,112	550,941
Accumulated Other Comprehensive Loss	(83,160)	(1,084,750)	(949,023)
Deficit	(12,234,099)	(11,467,769)	(10,933,585)
Total shareholder's equity	2,430,319	2,140,515	2,134,596
Total liabilities and equity	2,548,094	2,256,177	2,327,478